Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024
C000017607
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Equity Fund, Class F Shares
C000017606
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Equity Fund, Class I Shares
C000147407
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Equity Fund, Class Y Shares
C000017609
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Equity Fund, Class F Shares
C000147409
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund, Class Y Shares
C000017608
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Fixed Income Fund, Class F Shares
C000147408
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Fixed Income Fund, Class Y Shares
C000017610
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Debt Fund, Class F Shares
C000147410
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund, Class Y Shares
Without Sales Load [Member] | C000017607
Average Annual Return [Line Items]
Average Annual Return, Percent	25.13%		8.84%	5.82%
Without Sales Load [Member] | C000017606
Average Annual Return [Line Items]
Average Annual Return, Percent	24.78%		8.58%	5.56%
Without Sales Load [Member] | C000147407
Average Annual Return [Line Items]
Average Annual Return, Percent	25.42%		9.12%	6.08%
Without Sales Load [Member] | C000017609
Average Annual Return [Line Items]
Average Annual Return, Percent	22.43%		4.65%	3.19%
Without Sales Load [Member] | C000147409
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%		4.92%	3.46%
Without Sales Load [Member] | C000017608
Average Annual Return [Line Items]
Average Annual Return, Percent	8.99%		(0.07%)	1.81%
Without Sales Load [Member] | C000147408
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%		0.17%	2.03%
Without Sales Load [Member] | C000017610
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%		1.06%	1.40%
Without Sales Load [Member] | C000147410
Average Annual Return [Line Items]
Average Annual Return, Percent	17.95%		1.29%	1.65%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent	25.35%		7.59%	5.22%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent	25.35%		7.59%	5.22%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent	25.35%		7.59%	5.22%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent	25.35%		7.59%	5.22%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent	25.35%		7.59%	5.22%
Bloomberg Global Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (USD)
Average Annual Return, Percent	11.99%		(0.83%)	0.57%
Bloomberg Global Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD)
Average Annual Return, Percent	11.99%		(0.83%)	0.57%
Bloomberg Global Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (USD)
Average Annual Return, Percent	11.99%		(0.83%)	0.57%
Bloomberg Global Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD)
Average Annual Return, Percent	11.99%		(0.83%)	0.57%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	24.77%		8.20%	5.71%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	24.77%		8.20%	5.71%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	24.77%		8.20%	5.71%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent	26.05%		5.75%	4.02%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent	26.05%		5.75%	4.02%
Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Average Annual Return, Percent	9.78%		0.64%	2.62%
Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Average Annual Return, Percent	9.78%		0.64%	2.62%
50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Average Annual Return, Percent	16.00%		0.76%	1.97%
50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Average Annual Return, Percent	16.00%		0.76%	1.97%